SIGNIFICANT ACCOUNTING POLICIES - Significant Increase in Risk (Details)	12 Months Ended
Dec. 31, 2021 item
SIGNIFICANT ACCOUNTING POLICIES
Preferred dividend as percentage of the subscription price	1.00%
Difference in present value of discounted cash flows of new debt instruments as a percentage of the original debt instrument	10.00%
Percentage of loss given default	65.80%
Ba1/BB+
SIGNIFICANT ACCOUNTING POLICIES
Number of notches, increase in risk	3
Ba2/BB
SIGNIFICANT ACCOUNTING POLICIES
Number of notches, increase in risk	3
Ba3/BB-
SIGNIFICANT ACCOUNTING POLICIES
Number of notches, increase in risk	3
B1/B+
SIGNIFICANT ACCOUNTING POLICIES
Number of notches, increase in risk	2
B2/B
SIGNIFICANT ACCOUNTING POLICIES
Number of notches, increase in risk	2
B3/B-
SIGNIFICANT ACCOUNTING POLICIES
Number of notches, increase in risk	1
Caa/CCC
SIGNIFICANT ACCOUNTING POLICIES
Number of notches, increase in risk	1